STOCKHOLDERS' EQUITY (Detail Textual)	1 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Feb. 21, 2014 USD ($)	Jan. 06, 2014	Jan. 13, 2014 USD ($)	Jan. 31, 2014	Mar. 31, 2014 USD ($) directors	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($) employees directors	Dec. 31, 2012 USD ($)	Feb. 21, 2014 Maximum [Member] DKK	Feb. 21, 2014 Minimum [Member] DKK	Dec. 31, 2013 Non Executive Directors [Member] USD ($)	Mar. 31, 2014 Non Executive Employees [Member] USD ($)	Dec. 31, 2013 Non Executive Employees [Member] USD ($)	Jan. 31, 2014 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Feb. 21, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member] USD ($)	Mar. 31, 2014 Warrant [Member] DKK	Jan. 31, 2014 Warrant [Member]	Dec. 31, 2013 Private Placement [Member] USD ($)	Dec. 31, 2013 May 10, 2013 Offering USD ($)	Dec. 31, 2013 May 10, 2013 Offering DKK	Dec. 31, 2013 Jan. 13, 2014 Offering USD ($)	Dec. 31, 2013 Securities Purchase Agreement [Member] USD ($)
Common stock issued					22,001,345		21,937,822	20,752,000									632,000					204,000				415,387
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001									$ 0.25					$ 0.25				$ 0.0001
Proceeds from issuance of common stock						$ 51,000	$ 51,000	$ 158,000									$ 158,000
Proceeds from private placement							900,000															51,000			350,000
Common stock unit under public offering														276,924		138,463			276,924		900,000		1,000,000
common stock unit par value under public offering																$ 3.25			$ 3.25				$ 1.00
Warrants exercise price									3.25	3.00										3.25				1
Warrant term				5 years																			3 years
Stock sold in public offering, warrant shares																							304,600
Proceeds from public offering																450,000			900,000				304,600
Offering costs					100,006		56,820																109,000
Closing balance of private offering																									1,000,000
Exercised oversubscription amount in Offering																									350,000
Retirement of stock by founders, shares				276,924										276,924		138,463
Stock sold in private offering, warrant shares																									138,463	1,350,000
Proceeds from private offering																									450,000
Proceeds from issuance of stock, value							51,000	158,000					100,000			20	64		300,000							1,350,000
Stock issued under LTIP - shares							148,833						100,000		2,193,782	2,193,782
Number of non-executive employees under plan							4
Stock available to be issued under LTIP							2,044,949
Common Stock exercise price																										$ 3.25
Warrant received by placement agent				41,539
3D-ID contribution amount								4,300
Number of warrants exercised																		1,359,539	300,000
Proceeds from warrants exercised			4,000
Restricted shares issued		5,000									48,833	3,789
Restricted shares issued, fair value											30,000	15,000
Number of non-executive directors under plan					3		2
Long-Term Stock Incentive Plan description					The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,193,782 at January 1, 2014.		The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,193,782 at December 31, 2013
Derivative liability- warrants					3,431,541
Unrealized loss on derivative liabilities	1,074,795
Re-measured value of the warrants	$ 6,136,361
Purchase price percentage							2.00%